Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 284,546
Ending balance	356,398	$ 284,546
Facility
Property, Plant and Equipment [Roll Forward]
Beginning balance	108,891
Ending balance	137,425	108,891
Facility equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	165,364
Ending balance	210,248	165,364
Furniture, fixtures and leasehold improvements
Property, Plant and Equipment [Roll Forward]
Beginning balance	9,732
Ending balance	8,157	9,732
Computer equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	559
Ending balance	568	559
Cost
Property, Plant and Equipment [Roll Forward]
Beginning balance	369,160	304,908
Acquisition of Ivers Lee assets	36,418
Additions	58,983	65,248
Disposals	5,958
Translation difference	2,310	(996)
Ending balance	460,913	369,160
Cost | Facility
Property, Plant and Equipment [Roll Forward]
Beginning balance	115,000	115,000
Acquisition of Ivers Lee assets	31,654
Additions	0	0
Disposals	0
Translation difference	304	0
Ending balance	146,958	115,000
Cost | Facility equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	237,471	176,718
Acquisition of Ivers Lee assets	4,596
Additions	56,173	61,633
Disposals	1,192
Translation difference	1,814	(880)
Ending balance	298,862	237,471
Cost | Furniture, fixtures and leasehold improvements
Property, Plant and Equipment [Roll Forward]
Beginning balance	14,301	10,878
Acquisition of Ivers Lee assets	131
Additions	2,546	3,517
Disposals	4,628
Translation difference	188	(94)
Ending balance	12,538	14,301
Cost | Computer equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	2,388	2,312
Acquisition of Ivers Lee assets	37
Additions	264	98
Disposals	138
Translation difference	4	(22)
Ending balance	2,555	2,388
Depreciation
Property, Plant and Equipment [Roll Forward]
Beginning balance	(84,614)	(68,129)
Disposals	(2,663)
Translation difference	1,390	(620)
Depreciation	21,174	17,105
Ending balance	(104,515)	(84,614)
Depreciation | Facility
Property, Plant and Equipment [Roll Forward]
Beginning balance	(6,109)	(3,234)
Disposals	0
Translation difference	0	0
Depreciation	3,424	2,875
Ending balance	(9,533)	(6,109)
Depreciation | Facility equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	(72,107)	(59,497)
Disposals	(1,193)
Translation difference	1,272	(579)
Depreciation	16,428	13,189
Ending balance	(88,614)	(72,107)
Depreciation | Furniture, fixtures and leasehold improvements
Property, Plant and Equipment [Roll Forward]
Beginning balance	(4,569)	(3,815)
Disposals	(1,344)
Translation difference	115	(22)
Depreciation	1,041	776
Ending balance	(4,381)	(4,569)
Depreciation | Computer equipment
Property, Plant and Equipment [Roll Forward]
Beginning balance	(1,829)	(1,583)
Disposals	(126)
Translation difference	3	(19)
Depreciation	281	265
Ending balance	$ (1,987)	$ (1,829)